Financial Risk, Management and Objectives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of risk management strategy related to hedge accounting [line items]
Liabilities	$ 217,198	$ 257,791
Concentration Risk
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of physical platinum bullion that constitutes total equity	28.00%	36.70%
Percentage of physical palladium bullion that constitutes total equity	72.10%	63.20%
Canada | Currency risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Liabilities	$ 115,000	$ 173,000
Scenario Member | Other price risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage increase in market value of platinum and palladium	1.00%
Percentage decrease in market value of platinum and palladium	1.00%
Increase (decrease) in equity	$ 1,300,000	$ 1,000,000
Scenario Member | Currency risk [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percent change in the exchange rate between the Canadian and U.S. Dollars	1.00%